Business segment information - Asset impairment (Details) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended					372 Months Ended
	Jun. 30, 2020 $ / bbl	Jun. 30, 2020 USD ($)	Dec. 31, 2050 $ / bbl	Dec. 31, 2023 $ / bbl	Dec. 31, 2022 $ / bbl	Dec. 31, 2021 $ / bbl	Dec. 31, 2020 $ / bbl	Dec. 31, 2050 $ / bbl
Asset impairment
Post-tax discount rate (as a percent)	7.00%	7.00%
Asset impairments recorded in operating income		$ (8,291)
Asset impairments recorded in net income, Group share		(8,101)
Average
Asset impairment
Oil price | $ / bbl	30
Forecast
Asset impairment
Oil price | $ / bbl			50	60	50	40	35
Forecast | Average
Asset impairment
Oil price | $ / bbl								56.8
Canadian oil sands
Asset impairment
Asset impairments recorded in net income, Group share		(6,988)
Additional exceptional assets impairment in operating income		(5,460)
Additional exceptional assets impairment in net income, Group share		(5,474)
Exploration & Production
Asset impairment
Asset impairments recorded in operating income		(1,878)
Asset impairments recorded in net income, Group share		$ (1,798)
Exploration & Production | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)	1.00%	1.00%
Impact on operating income from decrease in key assumption		$ 200
Impact on net income, Group share, from decrease in key assumption		$ 200
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Impact on operating income from increase in key assumption		$ (1,500)
Impact on net income, Group share, from increase in key assumption		$ (1,000)
Exploration & Production | Oil and gas prices
Asset impairment
Reasonably possible decrease in key assumption (as a percent)	10.00%	10.00%
Impact on operating income from decrease in key assumption		$ (2,900)
Impact on net income, Group share, from decrease in key assumption		(1,700)
Integrated Gas, Renewables and Power
Asset impairment
Asset impairments recorded in operating income		(953)
Asset impairments recorded in net income, Group share		$ (829)
Integrated Gas, Renewables and Power | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)	1.00%	1.00%
Impact on operating income from decrease in key assumption		$ 600
Impact on net income, Group share, from decrease in key assumption		$ 500
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Impact on operating income from increase in key assumption		$ (800)
Impact on net income, Group share, from increase in key assumption		$ (600)
Integrated Gas, Renewables and Power | Oil and gas prices
Asset impairment
Reasonably possible decrease in key assumption (as a percent)	10.00%	10.00%
Impact on operating income from decrease in key assumption		$ (1,900)
Impact on net income, Group share, from decrease in key assumption		(1,500)
Refining & Chemicals
Asset impairment
Asset impairments recorded in operating income		0
Asset impairments recorded in net income, Group share		0
Marketing & Services
Asset impairment
Asset impairments recorded in operating income		0
Asset impairments recorded in net income, Group share		$ 0